SEGMENTED INFORMATION - Geographic Allocation (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of geographical areas [line items]
Revenue	$ 13,276	$ 9,444	$ 25,907	$ 15,445
Total assets	199,168		199,168		$ 192,720
United States
Disclosure of geographical areas [line items]
Revenue	2,130	2,041	4,094	4,020
Total assets	87,212		87,212		84,860
Canada
Disclosure of geographical areas [line items]
Revenue	1,596	1,091	3,264	2,248
Total assets	21,777		21,777		21,897
United Kingdom
Disclosure of geographical areas [line items]
Revenue	6,008	3,491	11,397	4,185
Total assets	22,225		22,225		20,005
Other Europe
Disclosure of geographical areas [line items]
Revenue	536	102	994	219
Total assets	8,130		8,130		3,979
Australia
Disclosure of geographical areas [line items]
Revenue	1,069	1,099	2,129	2,018
Total assets	14,120		14,120		14,501
Brazil
Disclosure of geographical areas [line items]
Revenue	944	808	2,127	1,086
Total assets	20,491		20,491		23,931
Colombia
Disclosure of geographical areas [line items]
Revenue	346	235	614	479
Total assets	9,024		9,024		7,362
Other
Disclosure of geographical areas [line items]
Revenue	647	$ 577	1,288	$ 1,190
Total assets	$ 16,189		$ 16,189		$ 16,185